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Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116

                                        October 26, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re: Metropolitan Life Variable Annuity Separate Account I
         File No. 333-138112 / 811-08732
         Rule 497(j) Certification

Commissioners:

     On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Variable Annuity Separate Account I (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information dated October 20, 2006 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and Statement of Additional Information contained in the Registration Statement for the Account filed with the Commission on October 20, 2006.

                                        Sincerely,

                                        Daniel P. Bulger
                                        ----------------------------------------
                                        Daniel P. Bulger
                                        Counsel
                                        Metropolitan Life Insurance Company